CONTRACT LIABILITIES (Details Narrative) - HKD ($)		12 Months Ended
	Aug. 27, 2024	Mar. 31, 2026	Mar. 31, 2025	Feb. 10, 2025
IfrsStatementLineItems [Line Items]
Management recognised the contract liabilities			$ 8,497,077
Performance obligations unsatisfied			1,162,273
Revenue recognised		$ 1,162,273	8,497,077
Colling tower system [member]
IfrsStatementLineItems [Line Items]
Revenue recognised		$ 3,505,500
Contract liabilities from customers				$ 3,505,500
Mechanical ventilation and air conditioning [member]
IfrsStatementLineItems [Line Items]
Received deposits	$ 9,659,350